Equity Investments in Subsidiaries, Associates and Joint Ventures - Additional information (Detail) $ in Thousands			12 Months Ended
	Oct. 11, 2023 $ / shares shares	Sep. 14, 2020	Dec. 31, 2023 ARS ($) office producer customer shares	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Jun. 15, 2021 shares	May 05, 2020
Disclosure of subsidiaries [line items]
Transfer or ordinary shares (in shares) | shares	4,512,697,946
Par value per share | $ / shares	$ 1
Percentage of shareholding	99.43%
Number of customers | customer			775,000
Number of branch offices | office			13
Number of insurance producers | producer			5,000
Income from insurance activity			$ 59,521,234
Profit (loss) of acquiree since acquisition date			(912,395)
Estimated income (loss) from business activity			218,743,593
Estimated profit (loss) from acquiree			(4,292,010)
Payments for business combinations			22,475,933	$ 0	$ 0
Profit (loss) from associates and joint ventures			9,830,412
Business Combination
Disclosure of subsidiaries [line items]
Fair value of net assets acquired			$ 32,306,345
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Proportion of capital stock		17.00%	100.00%
Number of shares issued (in shares) | shares			1,756,704,458			10,000
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Percentage of voting interests acquired						0.00057%	100.00%
Seguros Sura SA
Disclosure of subsidiaries [line items]
Percentage of voting interests acquired	99.434%